Advances to suppliers, net (Tables)	12 Months Ended
Mar. 31, 2026
Advances To Suppliers Net
Schedules of advances to suppliers, net

Advances to suppliers, net, consisted of the following:

	As of March 31,
	2026	2025

Advances to suppliers, gross	$1,034,577	$286,507
Less: allowance for expected credit losses	(17,030)	-
Advances to suppliers, net	$1,017,547	$286,507

Schedules of allowance for expected credit losses for advances to suppliers

The movement of the allowance for expected credit losses for advances to suppliers was as follows:

	For the years ended March 31,
	2026	2025	2024

Balance at the beginning of year	$-	$-	$-
Recognized during the year	16,541	-	-
Exchange realignment	489	-	-
Balance at the end of year	$17,030	$-	$-